CERTIFICATION OF STRONG EQUITY FUNDS, INC. ON BEHALF OF THE FOLLOWING SERIES:

                     Strong Advisor Large Company Core Fund
                       Strong Advisor Mid Cap Growth Fund
                       Strong Advisor Small Cap Value Fund
                    Strong Advisor Utilities and Energy Fund
                            Strong Dow 30 Value Fund
                             Strong Enterprise Fund
                               Strong Growth Fund
                              Strong Growth 20 Fund
                              Strong Index 500 Fund
                           Strong Large Cap Core Fund
                        Strong Large Company Growth Fund
                         Strong Mid Cap Disciplined Fund
                           Strong Technology 100 Fund
                        Strong U.S. Emerging Growth Fund
                                Strong Value Fund

STRONG EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act").

2. Reference is made to the Prospectuses and Statements of Additional Information for the (i) Strong Advisor Large Company Core Fund - Class A, Class B, Class C, and Class K shares, (ii) Strong Advisor Mid Cap Growth Fund - Class A, Class B, Class C, and Class Z shares, (iii) Strong Advisor Small Cap Value Fund - Class A, Class B, Class C, and Class Z shares, (iv) Strong Advisor Utilities and Energy Fund - Class A, Class B, and Class C shares, (v) Strong Dow 30 Value Fund - Investor Class shares, (vi) Strong Enterprise Fund - Investor Class, Advisor Class, Institutional Class, and Class K shares, (vii) Strong Growth Fund - Investor Class, Advisor Class, Institutional Class, Class C, and Class K shares, (viii) Strong Growth 20 Fund - Investor Class and Advisor Class shares, (ix) Strong Index 500 Fund - Investor Class shares, (x) Strong Large Cap Core Fund - Investor Class shares, (xi) Strong Large Company Growth Fund - Investor Class and Class K shares, (xii) Strong Mid Cap Disciplined Fund - Investor Class shares, (xiii) Strong Small Cap Growth Fund - Investor Class shares, (xiv) Strong Technology 100 Fund - Investor Class shares, (xv) Strong U.S. Emerging Growth Fund - Investor Class shares, and (xvi) Strong Value Fund - Investor Class shares, filed by the Registrant with the Securities and Exchange Commission on April 30, 2004 (with an effective date of May 1, 2004) pursuant to Post-Effective Amendment No. 60 (File No. 33-70764; 811-8100) (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Prospectuses and Statements of Additional Information for the Strong Advisor Large Company Core Fund, Strong Advisor Mid Cap Growth Fund, Strong Advisor Small Cap Value Fund, Strong Advisor Utilities and Energy Fund, Strong Dow 30 Value Fund, Strong Enterprise Fund, Strong Growth Fund, Strong Growth 20 Fund, Strong Index 500 Fund, Strong Large Cap Core Fund, Strong Large Company Growth Fund, Strong Mid Cap Disciplined Fund, Strong Small Cap Growth Fund, Strong Technology 100 Fund, Strong U.S. Emerging Growth Fund, and Strong Value Fund that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                    STRONG EQUITY FUNDS, INC.

                                    /s/ Richard W. Smirl
                                    ---------------------------------------
                                    By:     Richard W. Smirl
                                    Title:  Vice President and Secretary

                                    Dated:  May 4, 2004